UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

 (Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

UST Global Private Markets Fund, LLC

c/o Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

UST Global Private Markets Fund, LLC

 Financial Statements

 For the year ended March 31, 2019

UST Global Private Markets Fund, LLC

For the year ended March 31, 2019

UST Global Private Markets Fund, LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of March 31, 2019

Assets

Investments, at fair value (cost of $23,057,663)	$46,049,182
Cash and cash equivalents	3,825,269
Prepaid insurance	5,405
Other assets	6,429

Total Assets	$49,886,285

Liabilities

Advisory fee payable	$110,998
Audit fee payable	32,450
Legal fees payable	23,328
Administration service fees payable	20,000
Other payables	9,328

Total Liabilities	$196,104

Commitments and contingencies (See Note 5)

Members’ Equity - Net Assets	$49,690,181

Units of Membership Interests outstanding (unlimited units authorized)	74,070.96
Net Asset Value Per Unit	$670.85

The accompanying notes are an integral part of these financial statements.

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UST Global Private Markets Fund, LLC

Schedule of Investments

As of March 31, 2019

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Buyout/Growth (59.70%)
Charlesbank Equity Fund VII, L.P.	Primary	10/2009 - 01/2019	North America	$1,542,498	$3,140,000
Charterhouse Capital Partners IX, L.P.	Primary	01/2009 - 09/2017	Europe	1,798,238	1,460,525
Hellman & Friedman Capital Partners VII, L.P.	Primary	08/2011 - 01/2019	North America	2,106,497	14,072,774
HgCapital 6 A, L.P.	Primary	03/2010 - 03/2018	Europe	296,219	340,487
SPC Partners IV, L.P.	Primary	12/2008 - 03/2019	North America	1,116,034	1,180,560
TA XI, L.P.	Primary	07/2010 - 04/2017	North America	3,812,180	6,993,358
Thomas H. Lee Equity Fund VI, L.P.	Secondary	12/2010 - 03/2019	North America	2,804,291	2,476,167
				13,475,957	29,663,871
Special Situations (12.43%)
Carlyle Realty Partners V, L.P.	Secondary	03/2011 - 12/2018	North America	1,166,011	3,007,287
Royalty Opportunities S.àr.l.	Primary	08/2011 - 09/2018	Europe	2,495,479	2,370,389
Starwood Global Opportunity Fund VIII, L.P.	Primary	10/2009 - 02/2016	North America	828,048	800,286
				4,489,538	6,177,962
Venture Capital (20.54%)
Battery Ventures VIII Side Fund, L.P.	Primary	08/2008 - 01/2017	North America	269,615	390,000
Draper Fisher Jurvetson Fund X, L.P.	Primary	07/2010 - 11/2017	North America	2,718,052	3,969,334
Trinity Ventures X, L.P.	Primary	03/2009 - 12/2018	North America	2,104,501	5,848,015
				5,092,168	10,207,349
Total Investments in Portfolio Funds (cost $23,057,663) (92.67%)					46,049,182
Other Assets & Liabilities (Net) (7.33%)					3,640,999
Members’ Equity - Net Assets (100.00%)					$49,690,181

(A)	Non-income producing securities, restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at March 31, 2019, aggregated $23,057,663. Total fair value of illiquid and restricted securities at March 31, 2019 was $46,049,182 or 92.67% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Fund’s Members’ Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

UST Global Private Markets Fund, LLC

Statement of Operations

For the year ended March 31, 2019

Investment Income:

Interest income	$92,923

Total Investment Income	92,923

Operating Expenses:

Advisory fee	554,989
Independent Managers’ fees	210,000
Administration service fees	80,000
Legal fees	73,183
Other fees	63,062
Audit fees	32,950
Insurance expense	17,692

Total Operating Expenses	1,031,876

Net Investment Loss	(938,953)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	8,591,524
Net change in unrealized appreciation on investments	(2,215,968)

Net Realized and Change in Unrealized Gain on Investments	6,375,556

Net Increase in Members’ Equity – Net Assets Resulting From Operations	$5,436,603

The accompanying notes are an integral part of these financial statements

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UST Global Private Markets Fund, LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2018

	Members’ Equity	Investment Adviser	Total
Members’ committed equity	$98,664,646	$-	$98,664,646

Members’ equity at April 1, 2017	$65,041,268	$3,112,590	$68,153,858
Capital distributions	(18,384,419)	-	(18,384,419)
Net investment loss	(1,105,459)	-	(1,105,459)
Net realized gain on investments	10,199,115	-	10,199,115
Net change in unrealized appreciation on investments	2,558,132	-	2,558,132
Net change in incentive carried interest	(1,165,179)	1,165,179	-
Members’ equity at March 31, 2018	$57,143,458	$4,277,769	$61,421,227

For the year ended March 31, 2019

	Members’ Equity	Investment Adviser	Total
Members’ committed equity	$98,664,646	$-	$98,664,646

Members’ equity at April 1, 2018	$57,143,458	$4,277,769	$61,421,227
Capital distributions	(17,166,925)	(724)	(17,167,649)
Net investment loss	(938,953)	-	(938,953)
Net realized gain on investments	8,591,524	-	8,591,524
Net change in unrealized appreciation on investments	(2,215,968)	-	(2,215,968)
Net change in incentive carried interest	(543,660)	543,660	-
Members’ equity at March 31, 2019	$44,869,476	$4,820,705	$49,690,181

The accompanying notes are an integral part of these financial statements.

4

UST Global Private Markets Fund, LLC

Statement of Cash Flows

For the year ended March 31, 2019

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$5,436,603
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Contributions to investments	(559,851)
Proceeds received from investments	18,198,115
Net realized gain on investments	(8,591,524)
Net change in unrealized appreciation on investments	2,215,968
Changes in assets and liabilities related to operations
(Increase)/decrease in prepaid insurance	3,078
(Increase)/decrease in other assets	(1,992)
Increase/(decrease) in advisory fee payable	(36,999)
Increase/(decrease) in audit fee payable	(6,322)
Increase/(decrease) in legal fees payable	23,328
Increase/(decrease) in administration service fees payable	(40,000)
Increase/(decrease) in other payables	4,519

Net cash provided by (used in) operating activities	16,644,923

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(17,167,649)

Net cash provided by (used in) financing activities	(17,167,649)

Net change in cash and cash equivalents	(522,726)
Cash and cash equivalents at beginning of year	4,347,995

Cash and cash equivalents at end of year	$3,825,269

The accompanying notes are an integral part of these financial statements.

5

UST Global Private Markets Fund, LLC

Financial Highlights

	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2015
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$829.22	$920.12	$1,047.58	$1,286.90	$1,450.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(12.68)	(14.92)	(17.77)	(19.49)	(23.17)
Net realized and change in unrealized gain on investments	86.07	172.22	81.72	150.80	208.57
Net increase/decrease in net assets resulting from operations	73.39	157.30	63.95	131.31	185.40

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(231.76)	(248.20)	(191.41)	(370.63)	(349.29)
NET ASSET VALUE, END OF PERIOD	$670.85	$829.22	$920.12	$1,047.58	$1,286.90
TOTAL NET ASSET VALUE RETURN (1), (2)	9.82%	18.49%	6.47%	10.52%	14.81%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$49,690	$61,421	$68,154	$77,595	$85,833
Ratios to average Members’ Equity - Net Assets: (3)
Expenses excluding incentive carried interest	1.87%	1.80%	1.81%	1.64%	1.91%
Net change in incentive carried interest	0.99%	1.81%	0.65%	0.80%	1.04%
Expenses including incentive carried interest	2.86%	3.61%	2.46%	2.44%	2.95%
Net investment loss excluding incentive carried interest	(1.70%)	(1.72%)	(1.80%)	(1.64%)	(1.91%)
Portfolio Turnover Rate (4)	1.08%	1.10%	2.81%	6.04%	14.56%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (5)	11.59%	11.67%	11.04%	11.58%	11.61%
Internal Rate of Return after incentive carried interest (5)	11.08%	11.14%	10.82%	11.09%	11.13%

1)	Selected data for a unit of Membership Interest outstanding throughout each period.

2)	Total investment return, based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Fund during the period and assumes distributions, if any, were reinvested. The Fund’s units are not traded in any market, therefore, the market value total investment return is not calculated.

3)	Ratios do not reflect the Fund’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.

4)	Contributions paid to Portfolio Funds are included in the portfolio turnover rate.

5)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets before and after incentive carried interest at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

6

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

1. Organization

UST Global Private Markets Fund, LLC (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on February 2, 2007. The Fund commenced operations on July 1, 2008. The duration of the Fund is twelve years from the final subscription closing date (the “Final Closing”), which occurred on December 31, 2009. The Board of Managers of the Fund (the “Board” or the “Board of Managers”), with the consent of members of the Fund (“Members”) holding more than 50% of the outstanding units, may extend the term for up to three successive one-year periods, or more if necessary, to permit orderly liquidation.

The Fund’s investment objective is to achieve long-term capital appreciation. Neither the Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Fund will achieve its investment objective. The Fund seeks to achieve its objective primarily by investing in private equity funds pursuing investment strategies in buyout, venture capital and special situations (distressed debt, mezzanine secondaries, natural resources, opportunistic real estate, royalties and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively, the “Portfolio Funds”). The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The Board has overall responsibility to manage and supervise the operation of the Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to manage the day-to-day operations of the Fund.

2. Significant Accounting Policies

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The books and records of the Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Basis of Accounting

The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred.

7

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

B.	Valuation of Investments

The Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Fund.  The value of the Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Fund by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of March 31, 2019, investments valued using the practical expedient with a fair value of $46,049,182 are excluded from the fair value hierarchy.

FASB ASC 820-10 Fair Value Measurements and Disclosure establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

8

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Fund’s Portfolio Funds as of March 31, 2019 is one to four years, with the possibility of extensions by each of the Portfolio Funds.

C.	Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of March 31, 2019, the Fund held $3,825,269 in an overnight sweep that is deposited into a money market account.

D.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

E.	Investment Gains and Losses

The Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Fund recognizes within the Statement of Operations its share of realized gains or (losses), and the Fund’s net change in unrealized appreciation/(depreciation) and the Fund’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

9

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

The Portfolio Funds may make in-kind distributions to the Fund and, particularly in the event of the dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Fund will be to liquidate such investments and distribute proceeds to the Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Fund.

F.	Income Taxes

The Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to individual Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Fund has a tax year end of December 31.

Differences arise in the computation of Members’ capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that the change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Portfolio Funds. As of March 31, 2019, the Fund had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2017, and after adjustment for purchases and sales between December 31, 2017 and March 31, 2019, the estimated cost of the Portfolio Funds at March 31, 2019, for federal income tax purposes aggregated $22,907,937. The net unrealized appreciation for federal income tax purposes was estimated to be $23,141,245. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $28,737,350 and $5,596,105, respectively.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations which is from the year 2015 forward (with limited exceptions). Financial Accounting Standards Board (“FASB”) ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Fund’s financial statements for the year ended March 31, 2019. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the year ended March 31, 2019, the Fund did not incur any interest or penalties.

10

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

G.	Restrictions on Transfers

Interests of the Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H.	Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s Statement of Operations, Members of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Fund’s Financial Highlights.

I.	Fund Expenses

The Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: advisory fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Independent Managers’ fees; and expenses of meetings of the Board.

J.	Foreign Currency Translation

The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as change in unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

K.	Recent Accounting Pronouncements

In August of 2018, the FASB issued ASU 2018-13 Topic 820, Disclosure Framework – Changes to the Disclosure Requirement for Fair Value Measurement. ASU 2018-13 removes the requirement to disclose the valuation policy for Level 3 investments and provides modifications to the requirements for disclosure on Level 3 investments as well as transfers within the fair value hierarchy. This update is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted. The Fund has early adopted. This guidance does not have a material impact on the Funds financial statements.

11

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

3. Advisory Fee, Administration Service Fee and Related Party Transactions

Under the Fund’s initial advisory agreement approved by the Board on September 11, 2009, and pursuant to each subsequent advisory agreement, including the Fund’s current agreement with NBIA, the Fund pays an investment advisory fee of 1.5% on capital commitments of Members (the “Advisory Fee”), with an annual 10% step-down (the “Step-down”) starting on the third anniversary of the Final Closing and continuing until the Advisory Fee reaches 0.25%. The Final Closing occurred on December 31, 2009, which means that the Step-down started on January 1, 2013. No Advisory Fee was paid by the Fund until the Final Closing. For the year ended March 31, 2019, the Fund incurred Advisory Fees totaling $554,989. As more fully described in Note 4, after Members have received distributions equal to 125% of their drawn commitments, all future distributions will be split 90% to Members pro rata in accordance with their respective drawn commitments and 10% to the Registered Investment Adviser. The Incentive Carried Interest (as defined below) is paid in addition to the Advisory Fee.

Pursuant to an Administrative and Accounting Services Agreement, the Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the Fund. In consideration for these services, the Fund pays the Administrator a tiered fee between 0.0125% and 0.0250%, based on the first day of each calendar quarters net assets, subject to a minimum quarterly fee. For the year ended March 31, 2019, the Fund incurred administration fees totaling $80,000.

The Board consists of six managers, each of whom is not an “interested person” of the Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Effective January 1, 2016, the Independent Managers are each paid an annual retainer of $35,000. For the year ended March 31, 2019, the Fund incurred $210,000 in Independent Managers’ fees.

As of March 31, 2019, one person had an ownership of approximately 15% of the Fund’s total commitments and is treated as an “affiliated person”, as defined in the Investment Company Act, (the “Affiliated Person”). The affiliation between the Affiliated Person and the Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At March 31, 2019 and 2018, capital commitments from the Members totaled $98,664,646. Capital contributions received by the Fund with regard to satisfying Member commitments totaled $83,342,699 which represents approximately 84% of committed capital at March 31, 2019. Cumulatively through March 31, 2019 and 2018, Members have defaulted on $522,250 in Member contributions. Management addressed the defaulting Members in accordance with the Fund’s limited liability company agreement (“LLC Agreement”).

Capital contributions will be credited to each Member’s capital account and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the year ended March 31, 2019, the Fund did not issue any units.

12

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

The net profits or net losses of the Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation such that it would follow the distributions as outlined below.

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Members’ respective percentage interests, as defined in the LLC Agreement. As of March 31, 2019, the Fund had distributed $102,702,484 to Members. Distributions from the Fund are made in the following priority:

a.	a 125% return of all drawn commitments to Members until all the drawn commitments are returned to Members; and

b.	a 90% - 10% split between the Members and the Registered Investment Adviser.

Incentive Carried Interest is accrued based on the net asset value of the Fund each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Registered Investment Adviser is required to accrue Incentive Carried Interest on the basis of hypothetical liquidation, which may result in an accrual prior to distributing 125% of drawn capital commitments. The Statement of Changes in Members’ Equity – Net Assets discloses that amount payable and paid to the Registered Investment Adviser in the period in which it occurs. At March 31, 2019 and 2018, the accrued and unpaid Incentive Carried Interest was $4,820,705 and $4,277,769. For the years ended March 31, 2019 and 2018, respectively, the Fund has made distributions of $724 and $0 to the Registered Investment Adviser with respect to the Registered Investment Adviser Incentive Carried Interest.

5. Capital Commitments of the Fund to Portfolio Funds

As of March 31, 2019, the Fund had total capital commitments of $89,342,552 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $6,035,768 as listed below:

Portfolio Funds:	Unfunded Commitment
Buyout/Growth	$2,925,418
Special Situations	2,860,350
Venture Capital	250,000
Total	$6,035,768

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Fund cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Fund has no right to demand repayment of its investment in the Portfolio Funds.

13

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

The following Portfolio Funds each represent 5% or more of Members’ Equity - Net Assets of the Fund. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Hellman & Friedman Capital Partners VII, L.P. represents 28.32% of Members’ Equity – Net Assets of the Fund as of March 31, 2019. The objective of Hellman & Friedman Capital Partners VII, L.P. is to invest in financial restructurings and leveraged buyouts.

TA XI, L.P. represents 14.07% of Members’ Equity - Net Assets of the Fund as of March 31, 2019. The objective of TA XI, L.P. is to make investments in profitable, private middle-market companies in growth industries.

Trinity Ventures X, L.P. represents 11.77% of Members’ Equity - Net Assets of the Fund as of March 31, 2019. The objective of Trinity Ventures X, L.P. is to provide select investors with the opportunity to realize long-term appreciation, generally from venture capital investments.

Draper Fisher Jurvetson Fund X, L.P. represents 7.99% of Members’ Equity – Net Assets of the Fund as of March 31, 2019. The objective of Draper Fisher Jurvetson Fund X, L.P. is to invest in venture capital, both domestically and globally.

Charlesbank Equity Fund VII, L.P. represents 6.32% of Members’ Equity - Net Assets of the Fund as of March 31, 2019. The objective of Charlesbank Equity Fund VII, L.P. is to make investments in equity, debt, convertible securities and other interests in business organizations, and to provide capital for acquisition and expansion of growing companies.

Carlyle Realty Partners V, L.P. represents 6.05% of Members’ Equity - Net Assets of the Fund as of March 31, 2019. The objective of Carlyle Realty Partners V, L.P. is to invest in debt or equity interests in a broad range of real estate and real estate related companies.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be determined; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

14

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry and currency risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by the Private Placement Memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner, if at all.

The Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. This may impair the ability of the Fund to pursue its investment program, force the Fund to borrow or otherwise impair the value of the Fund’s investments (including the complete devaluation of the Fund). In addition, defaults by Members on their commitments to the Fund, may cause the Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Fund, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

15

UST Global Private Markets Fund, LLC

Notes to Financial Statements

Year ended March 31, 2019

9. Subsequent Events

The Fund has evaluated all events subsequent to March 31, 2019, through the date these financial statements were available to be issued and has determined that no further subsequent events require disclosure.

16

KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers

UST Global Private Markets Fund, LLC:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and members’ equity – net assets of UST Global Private Markets Fund, LLC (the Company), including the schedule of investments, as of March 31, 2019, the related statements of operations and cash flows for the year then ended, the statements of changes in members’ equity – net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of March 31, 2019, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended March 31, 2016, were audited by other independent registered public accountants whose reports, dated May 27, 2016 and May 29, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2019, by correspondence with the underlying fund managers or by other appropriate auditing procedures where replies from underlying fund managers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Excelsior and NB Crossroads Private Markets investment companies since 2016.

Boston, Massachusetts

May 30, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

17

UST Global Private Markets Fund, LLC

Additional Information

March 31, 2019 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the year ended March 31, 2019.

The Fund files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Fund’s N-PORT filings are in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

18

UST Global Private Markets Fund, LLC

Board of Managers of the Fund

March 31, 2019 (Unaudited)

Information pertaining to the Board of Managers of the Fund is set forth below.

Name, Position(s) Held, Address, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex* Overseen by Manager	Other Directorships Held by Manager During Past 5 Years

		Disinterested Managers

Virginia G. Breen, Manager 1290 Avenue of the Americas New York, NY 10104 (1964)	Term Indefinite – Since 2015	Partner, Chelsea Partners (7/11 to present); Partner, Sienna Ventures (2003 to 12/2011); Partner, Blue Rock Capital (8/1995 to 12/2011); Private Investor and Trustee/Board Member.	15	Director, Modus Link Global Solutions, Inc. (4/01 to 12/13); Director, Jones Lang LaSalle Property Trust, Inc.; Trustee/Director, UBS A&Q Registered Fund Complex (5 funds) and Director, Calamos Fund Complex (22 funds); Paylocity Holding Corp.

Alan Brott, Manager 1290 Avenue of the Americas New York, NY 10104 (1942)	Term Indefinite – Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (2000- 2017); Former Partner of Ernst & Young.	16	Manager of Man FRM Alternative Multi- Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Director of Stone Harbor Investment Funds (8 funds), Stone Harbor Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.

Victor F. Imbimbo, Jr., Manager 1290 Avenue of the Americas New York, NY 10104 (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldw ide, and Executive Vice President of TBWA\New York.	16	Manager of Man FRM Alternative Multi- Strategy Fund LLC.

Thomas F. McDevitt, Manager 1290 Avenue of the Americas New York, NY 10104 (1956)	Term Indefinite – Since 2015	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	15	Director of Jones Lang LaSalle Property Trust, Inc. (12/04 to 06/15).

Stephen V. Murphy, Manager 1290 Avenue of the Americas New York, NY 10104 (1945)	Term Indefinite – Since Inception	President of S.V. Murphy & Co, an investment banking firm.	16	Manager of Man FRM Alternative Multi- Strategy Fund LLC; Director of The First of Long Island Corporation and The First National Bank of Long Island.

Thomas G. Yellin, Manager 1290 Avenue of the Americas New York, NY 10104 (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 6/2006); Former President of PJ Productions (from 8/2002 to 6/2006); Former Executive Producer of ABC New s (from 8/1989 to 12/2002).	15	Director of Grosvenor Registered Multi- Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Manager of Man FRM Alternative Multi-Strategy Fund LLC.

* As of March 31, 2019 the “Fund Complex” consists of Excelsior Venture Partners III, LLC (“EVP III”), Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC, Excelsior Private Markets Fund III (TE), LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP, NB Crossroads Private Markets Fund V (TI) Advisory LP, NB Crossroads Private Markets Fund V Holdings LP  and UST Global Private Markets Fund, LLC.

19

UST Global Private Markets Fund, LLC

Officers of the Fund

March 31, 2019 (Unaudited)

Information pertaining to the officers of the Fund is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years

Officers who are not Managers

James D. Bowden (1953)	Chief Executive Officer and President	Term — Indefinite; Length — since 2018	Managing Director, Neuberger Berman LLC, since 2015. Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013).

Claudia A. Brandon (1956)	Executive Vice President and Secretary	Term — Indefinite; Length — since 2015	Senior Vice President, Neuberger Berman LLC, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President – Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999).

Mark Bonner (1977)	Assistant Treasurer	Term — Indefinite; Length — since 2015	Senior Vice President, Neuberger Berman LLC, since 2015. Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate, PricewaterhouseCoopers LLP (1999-2004).

Savonne Ferguson (1973)	Chief Compliance Officer	Term — Indefinite; Length — since 2018	Chief Compliance Officer (Mutual Funds) and Associate General Counsel, NBIA, since 2018. Formerly, Vice President T. Row e Price Group, Inc. (2018), Vice President and Senior Legal Counsel, T. Row e Price Associates, Inc. (2014-2018), Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (2009-2014), Secretary, PNC Funds and PNC Advantage Funds (2010-2014).

Corey A. Issing (1978)	Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Term — Indefinite; Length — since 2016	General Counsel and Head of Compliance–Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013).

20

UST Global Private Markets Fund, LLC

Officers of the Fund

March 31, 2019 (Unaudited)

Information pertaining to the officers of the Fund is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years

Officers who are not Managers

Sheila James (1965)	Assistant Secretary	Term — Indefinite; Length — since 2015	Vice President, Neuberger Berman LLC, since 2008 and Employee since 1999; Vice President, NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007-2008); Employee, NBIA (1991-1999).

Brian Kerrane (1969)	Vice President	Term — Indefinite; Length — since 2015	Managing Director, Neuberger Berman LLC, since 2013; Chief Operating Officer – Mutual Funds and Managing Director, NBIA, since 2015. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991.

Josephine Marone (1963)	Assistant Secretary	Term — Indefinite; Length — since 2015	Senior Paralegal, Neuberger Berman LLC, since 2007 and Employee since 2007.

John M. McGovern (1970)	Treasurer	Term — Indefinite; Length — since 2015	Senior Vice President, Neuberger Berman LLC, since 2007; Senior Vice President, NBIA, since 2007 and Employee since 1993. Formerly, Vice President, Neuberger Berman LLC (2004-2006), Assistant Treasurer (2002-2005).

Brien Smith (1957)	Vice President	Term — Indefinite; Length — since 2017	Managing Director, Neuberger Berman LLC, since 2005. Chief Operating Officer of NB Private Equity Division since 2017.

*The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden and Mark Bonner whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Brien Smith whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the Company are employees and/or officers of the Registered Investment Adviser. Officers of the Fund are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in this report is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in the Fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

21

Item 2. Code of Ethics.

The Registrant (or the “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there were no substantive amendments to or waivers from the code of ethics.

A copy of the Code of Ethics is incorporated by reference to Excelsior Venture Partners III, LLC’s Form N-CSR, Investment Company Act file number 811-22386 (filed January 7, 2019). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

The Board of Managers (the “Board”) of the Registrant has determined that Alan Brott and Stephen V. Murphy possess the technical attributes to qualify as the audit committee's financial experts and that each of them is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

KPMG, LLP serves as independent registered public accounting firm to the Registrant.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2018 and March 31, 2019 were $39,547 and $32,950, respectively.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None of the services described in paragraphs (b)-(d) above were approved by the Registrant’s audit committee pursuant to the “de minimis exception” in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to:

(i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2019, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2018, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Subject to the Board’s oversight, the Registrant has delegated responsibility to vote any proxies the Registrant may receive to the Investment Adviser, Neuberger Berman Investment Advisers LLC (“NBIA”).

NBIA is required by the Board to vote proxies related to portfolio securities in the best interests of the Registrant and its members. The Board permits NBIA to contract with a third party to obtain proxy voting and related services, including research of current issues.

NBIA has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NBIA votes proxies prudently and in the best interest of its advisory clients for whom NBIA has voting authority, including the Registrant. The Proxy Voting Policy also describes how NBIA addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NBIA’s Governance and Proxy Committee (“Proxy Committee”) is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendor as a voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NBIA utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NBIA’s voting guidelines or, in instances where a material conflict has been determined to exist, in accordance with the voting recommendations of Glass Lewis.

NBIA retains final authority and fiduciary responsibility for proxy voting. NBIA believes that this process is reasonably designed to address material conflicts of interest that may arise between NBIA and a client as to how proxies are voted.

In the event that an investment professional at NBIA believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NBIA’s proxy voting guidelines, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NBIA and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional would not be appropriate, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Registrant toll-free at 866-637-2587 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member – As of March 31, 2019:

Neuberger Berman Private Equity’s investment team is responsible for the day-to-day management of the Fund and, along with other members of NB Private Equity, serves as the day-to-day interface with the members of the Investment Committee, which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

The Investment Committee is responsible for the development, selection, and ongoing monitoring and realization of investments:

James Bowden is a Managing Director of Neuberger Berman. Previously, Mr. Bowden was a Managing Director at Bank of America / Merrill Lynch, managing the group’s private equity fund of funds business since its inception in 1998. In that capacity he led the private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the Bank of America fund of funds business. Mr. Bowden’s career covers a variety of private equity, commercial banking and management consulting positions. Prior to joining Bank of America / Merrill Lynch, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. Earlier in his career, he was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds and previously focused on commercial lending and problem loan workouts during his time at Continental Bank, Citicorp and the American National Bank of Chicago. Mr. Bowden received his M.B.A. and B.B.A. from the University of Michigan. Mr. Bowden is a Certified Public Accountant.

John P. Buser is a Managing Director of Neuberger Berman and Executive Vice Chairman of NB Alternatives. He is also a member of the Private Investment Portfolios, Co Investment, Latin America Private Equity, Northbound and Secondary Investment Committees. Before joining Neuberger Berman in 1999, Mr. Buser was a partner at the law firm of Akin, Gump, Strauss, Hauer & Feld, L.L.P., where he had extensive experience in the practice of domestic and international income taxation during his 17 year tenure. Mr. Buser was admitted to the State Bar of Texas in 1982 after receiving his J.D. from Harvard Law School. Prior to attending law school, Mr. Buser graduated summa cum laude with a B.S. in accounting from Kansas State University.

Kent Chen is a Managing Director of Neuberger Berman and leader of the firm’s private equity efforts in the Asia Pacific region. He is also a member of the Private Investment Portfolios and Co-Investment Investment Committees. Mr. Chen joined Neuberger Berman in May 2015 from the Hong Kong Monetary Authority (“HKMA”) after 17 years in central banking in various positions including Deputy Chief Representative of the HKMA’s New York Office and Advisor to the Executive Director for China at the International Monetary Fund in Washington D.C. Beginning in 2008, Mr. Chen helped to establish the HKMA’s private equity program, comprising of global buyout, Asia private equity and global energy investments. Before joining the HKMA in 1998, Mr. Chen was Head of China Research at Daiwa Securities in Hong Kong covering the Chinese stocks market with a focus on infrastructure, energy and power equipment stocks. Mr. Chen has been awarded the Chartered Financial Analyst designation and earned a Master of M.P.A from Columbia University, M.B.A from University of Hull and Bachelor of Science in Economics from University of London.

Michael Kramer is a Managing Director of Neuberger Berman. He is a member of the Co-Investment, Credit Opportunities, Marquee Brands and Private Investment Portfolios Investment Committees as well as a member of the Board of Directors for Marquee Brands. Before joining Neuberger Berman in 2006, Mr. Kramer was a vice president at The Cypress Group, a private equity firm with $3.5 billion under management. Prior thereto, he worked as an analyst at PaineWebber Incorporated. Mr. Kramer holds an M.B.A. from Harvard Business School and a B.A., cum laude, from Harvard College.

John H. Massey is the Chairman of the Neuberger Berman Private Investment Portfolios Investment Committee. He is also a member of the Co-Investment Investment Committee. In 1996, Mr. Massey was elected as one of the original members of the board of directors of the PineBridge Fund Group. Mr. Massey is active as a private investor and corporate director. Previously, he was Chairman and CEO of Life Partners Group, Inc., a NYSE listed company. Over the last 35 years, Mr. Massey has also served in numerous executive leadership positions with other publicly held companies including Gulf Broadcast Corporation, Anderson Clayton & Co., and Gulf United Corporation. He began his career in 1966 with Republic National Bank of Dallas as an investment analyst. Mr. Massey currently serves on the boards of several financial institutions, including Central Texas Bankshare Holdings, and Hill Bancshares Holdings, Inc., among others. He is also the principal shareholder of Columbus State Bank in Columbus, Texas and Hill Bank and Trust Company in Weimar, Texas. Mr. Massey received the Most Distinguished Alumnus award from SMU’s Cox School of Business in 1993. In 2009, he and Mrs. Massey were jointly named Most Distinguished Alumnus by The University of Texas from the Dallas/Fort Worth area. He currently serves as Chair of the Board of Trustees of the University of Texas School of Law and as an Advisory Board Member of the McCombs School of Business at The University of Texas. He is also active in oil and gas, agricultural and wildlife conservation activities in Colorado County and Matagorda County, Texas. Mr. Massey received a B.B.A. from Southern Methodist University and an M.B.A. from Cornell University. He also earned an L.L.B. from The University of Texas at Austin. He received his Chartered Financial Analyst designation and has been a member of the State Bar of Texas since 1966.

David Morse is a Managing Director of Neuberger Berman, and is the Global Co-Head of Private Equity Co-Investments. He is also a member of Co-Investment, Private Debt and Private Investment Portfolios Investment Committees. Mr. Morse is currently a Board Observer of Salient Solutions, Behavioral Health Group, Taylor Precision Investments, Gabriel Brothers’ Stores, and Extraction Oil and Gas, all of which are portfolio companies of our dedicated co-investment funds. Mr. Morse joined Lehman Brothers in 2003 as a Managing Director and principal in the Merchant Banking Group where he helped raise and invest Lehman Brothers Merchant Banking Partners III L.P. Prior to joining Lehman Brothers, Mr. Morse was a founding Partner of Hampshire Equity Partners (and its predecessor entities). Founded in 1993, Hampshire is a middle-market private equity and corporate restructuring firm with $825 million of committed capital over three private equity funds. Prior to Hampshire, Mr. Morse worked in GE Capital’s Corporate Finance Group providing one-stop financings to middle-market buyouts. Mr. Morse began his career in 1984 in Chemical Bank’s middle-market lending group. Mr. Morse holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. in Economics from Hamilton College. Mr. Morse is a member of the M.B.A. Advisory Board of the Tuck School, a member of the Alumni Council of Hamilton College, and a member of the Board of Trustees of the Berkshire School.

Joana P. Rocha Scaff is a Managing Director of Neuberger Berman, Head of Europe Private Equity and a member of the Co-Investment, Latin America Private Equity and Private Investment Portfolios Investment Committees. Previously, Ms. Scaff worked in investment banking covering primarily the telecommunications, media and information services sectors. Ms. Scaff worked in the investment banking division of Lehman Brothers, and prior to that at Citigroup Global Markets and Espirito Santo Investment. She advised on corporate transactions including mergers and acquisitions, financial restructurings and public equity and debt offerings in the United States, Europe and Brazil. Ms. Scaff received her M.B.A. from Columbia Business School and her B.A. in Business Management and Administration from the Universidade Catolica of Lisbon. Ms. Scaff is a member of the LP Committee of the BCVA – British Private Equity & Venture Capital Association.

Jonathan D. Shofet is the Global Head of the Firm’s Private Investment Portfolios group and is a Managing Director of Neuberger Berman. He is also a member of the Private Investment Portfolios and Co-Investment Investment Committees. Prior to joining Neuberger Berman in 2005, Mr. Shofet was a member of the Lehman Brothers Private Equity division, focusing on mid-through late-stage equity investments primarily in the technology, communications and media sectors. Prior to that, Mr. Shofet was a member of the Lehman Brothers Investment Banking division, where he focused on public and private financings, as well as strategic advisory in the real estate, technology and utility sectors. Mr. Shofet sits on the Limited Partner Advisory Boards of a number of funds including those managed by Amulet Capital, Beacon Capital Partners, Castlelake Airline Credit and Credit Strategies, Cerbeus Institutional Partners, Clearlake Capital, ComVest Investment Partners, DFW Capital, Monomoy Capital Partners, Platinum Equity, Siris Partners, Tengram Capital Partners, Thomas H. Lee Partners and Vector Capital Partners. He is also a Board Observer for several private companies. Mr. Shofet holds a B.A. from Binghamton University, where he graduated summa cum laude, Phi Beta Kappa.

Brien P. Smith is a Managing Director of Neuberger Berman and the Chief Operating Officer of the Neuberger Berman Private Equity Division. He is also a member of the Private Investment Portfolios, Co-Investment, Latin America Private Equity and Private Debt Investment Committees. Mr. Smith sits on the Limited Partner Advisory Boards of a number of investment relationships on behalf of Neuberger Berman funds. Prior to joining Neuberger Berman in 2001, Mr. Smith worked in the middle market private equity firm Mason Best Company, L.P., and its affiliates. While at Mason Best, Mr. Smith served in a number of roles, including executing private equity investments and dispositions, arranging transaction financing and restructuring underperforming investments. Mr. Smith began his career at Arthur Andersen & Co. where he focused on the financial services sector in the southwest. Mr. Smith sits on the Red McCombs School of Business Advisory Council at the University of Texas at Austin. He is also a director of National Autotech Inc. and has also served on a number of other boards of directors. Mr. Smith received a Master’s in Professional Accounting and a B.B.A. from the University of Texas at Austin.

David S. Stonberg is a Managing Director of Neuberger Berman and is the Global Co-Head of Private Equity Co-Investments. He is also a member of the Co-Investment, Private Investment Portfolios, Renaissance and Secondary Investment Committees. Before joining Neuberger Berman in 2002, Mr. Stonberg held several positions within Lehman Brothers’ Investment Banking Division including providing traditional corporate and advisory services to clients as well as leading internal strategic and organizational initiatives for Lehman Brothers. Mr. Stonberg began his career in the Mergers and Acquisitions Group at Lazard Frères. Mr. Stonberg is also a member of the Neuberger Berman Risk Committee. Mr. Stonberg holds an M.B.A. from the Stern School of New York University and a B.S.E. from the Wharton School of the University of Pennsylvania.

Anthony D. Tutrone is the Global Head of Neuberger Berman Private Equity and a Managing Director of Neuberger Berman. He is a member of all Neuberger Berman Private Equity’s Investment Committees. Mr. Tutrone is a member of Neuberger Berman's Partnership, Operating, and Asset Allocation Committees. Prior to starting at Neuberger Berman, from 1994 to 2001, Mr. Tutrone was a Managing Director and founding member of The Cypress Group, a private equity firm focused on middle market buyouts with approximately $3.5 billion in assets under management. Mr. Tutrone began his career at Lehman Brothers in 1986, starting in Investment Banking and in 1987 becoming one of the original members of the firm’s Merchant Banking Group. This group managed a $1.2 billion private equity fund focused on middle market buyouts. He has been a member of the board of directors of several public and private companies and has sat on the advisory boards of several private equity funds. Mr. Tutrone earned an M.B.A. from Harvard Business School and a B.A. in Economics from Columbia University.

Peter J. Von Lehe is the head of Investment Solutions and Strategy and is a Managing Director of Neuberger Berman. He is also a member of the Athyrium, Private Investment Portfolios, Co-Investment, Marquee Brands and Renaissance Investment Committees. Mr. von Lehe sits on the Limited Partner Advisory Boards of a number of investment relationships globally on behalf of Neuberger Berman funds. Previously, Mr. von Lehe was a Managing Director and Deputy Head of the Private Equity Fund of Funds unit of Swiss Re Company. There, Mr. von Lehe was responsible for investment analysis and product structuring and worked in both New York and Zurich. Before that, he was an attorney with the law firm of Willkie Farr & Gallagher LLP in New York focusing on corporate finance and private equity transactions. He began his career as a financial analyst for a utility company, where he was responsible for econometric modeling. Mr. von Lehe received a B.S. with Honors in Economics from the University of Iowa and a J.D. with High Distinction, from the University of Iowa College of Law. He is a member of the New York Bar.

Patricia Miller Zollar is a Managing Director of Neuberger Berman. Within the alternatives business, she is responsible for managing a bespoke Co-Investment Separate Account and leading the NorthBound Emerging Managers Private Equity Fund, a private equity fund which invests in private equity partnership interests and co-investments. She is also a member of the Co-Investment, Private Investment Portfolios, and NorthBound Investment Committees. Before the management buyout of Neuberger, Ms. Zollar co-headed and co-founded the Lehman Brothers Partnership Solutions Group (“PSG”), a Wall Street business focused on developing strategic opportunities with women- and minority-owned financial services firms. The innovation of the Partnership Solutions Group was chronicled in a case study for the Harvard Business School. Before rejoining Lehman Brothers in 2004, Ms. Zollar was a vice president in the Asset Management Division of Goldman Sachs. Ms. Zollar began her career as a Certified Public Accountant in the Audit Division of Deloitte & Touche. She received her MBA from Harvard Business School and her B.S., with highest distinction, from North Carolina A&T State University, where she formerly served as Chairperson of the Board of Trustees and is the recipient of an honorary Doctorate degree. Ms. Zollar is a member of the Executive Leadership Council and serves on the executive board of the National Association of Investment Companies and The Apollo Theater.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2019:

Other Accounts Managed by the Portfolio Managers

The following table lists the number and types of accounts, other than the Fund, managed by the Fund’s Portfolio Management Team and estimated assets under management in those accounts, as of March 31, 2019.

James D. Bowden

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	13	$2,152,500,000	0	N/A

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	13	$2,152,500,000	0	N/A

Kent Chen

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

John P. Buser

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	39	$17,262,900,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	39	$17,262,900,000	57	$14,764,700,000

Michael Kramer

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

John H. Massey

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

David Morse

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Joana P. Rocha Scaff

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	36	$10,429,700,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	36	$10,429,700,000	57	$14,764,700,000

Jonathan D. Shofet

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Brien P. Smith

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

David S. Stonberg

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	41	$17,692,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	41	$17,692,500,000	57	$14,764,700,000

Anthony D. Tutrone

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	41	$17,692,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	41	$17,692,500,000	57	$14,764,700,000

Peter J. Von Lehe

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Patricia Miller Zollar

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,100,800,000	35	$10,305,500,000	57	$14,764,700,000

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2019:

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•	Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel.

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•	Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

•	Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

(a)(4) As of March 31, 2019, no Portfolio Management Team member owned any Interests in the Registrant.

(b) Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the fiscal year ended March 31, 2019.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the fiscal year ended March 31, 2019.

Item 13. Exhibits.

(a)(1)	Code of Ethics – See item 2.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UST Global Private Markets Fund, LLC

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: June 7, 2019

By:	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: June 7, 2019